SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2016
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, revenue recognition, consolidation of VIEs, income tax, impairment of goodwill and long-term assets, share-based compensation expenses and purchase price allocation for business acquisition. Actual results could materially differ from those estimates.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries. All profits, transactions and balances among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions

The Company, DL Education, CDEL Hong Kong, Pencil, China Healthcare Investment and China Healthcare Education’s functional currencies are United States dollars (“US$”). The Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries determine their functional currencies to be the Chinese Renminbi (“RMB”). The Company uses the US$ as its reporting currency and uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position of its PRC subsidiaries and its variable interest entities, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of consolidated statements of changes in equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are included in the consolidated statements of comprehensive income.

Business Combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. As of September 30, 2016, there was no contingent consideration outstanding.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have an original maturity of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year.

Restricted cash

Restricted cash represents deposits not readily available to the Company. Restricted cash as of September 30, 2016 mainly represented cash pledged as security of bank borrowing.

Short-term investments

Short-term investments consist mostly of held-to-maturity investments with the maturity of less than one year. The Group’s short-term held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. In addition, short-term investments also comprise of financial products with early redemption option and no specified maturity dates, and are classified as available-for-sale investments.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the carrying amount of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the carrying amount, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the consolidation statement of operation.

Inventories

Inventories, consisting of paper and professional examination reference books, are stated at the lower of cost or market value. Cost is determined using the first in, first out method.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, accounts receivable, amount due from a related party, short-term and long-term investments, bank borrowing and accounts payable. Available-for-sale investments and cash and cash equivalents are carried at fair value. The carrying amounts of term deposits, restricted cash, accounts receivable, amount due from a related party, short-term held-to-maturity investments, bank borrowing and accounts payable approximate their fair values due to the short-term maturities of these instruments. The carrying amount of cost method investment approximates its fair value based on a recent transaction agreed by the Company and the investee.

Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Allowance is reversed when the underlying balance of doubtful accounts are subsequently collected. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	35~50 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	—

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Goodwill

Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

For the years ended September 30, 2015 and 2016, the Group performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill. The Group did not record any impairment loss related to goodwill for the years ended September 30, 2014, 2015 and 2016.

Other intangible assets, net

Other intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3~5 years
Trademarks and domain names	10~11 years
Courseware	1~5 years
Website	5 years
Business contracts	3~5 years
Copyrights	5~7 years
Platform	3.5 years

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

If the intent is to hold the asset for sale and certain other criteria are met (i.e., the asset can be disposed of currently, appropriate levels of authority have approved sale, and there is an actively pursuing buyer), the impairment test is a comparison of the asset’s carrying value to its fair value less costs to sell. To the extent that the carrying value is greater than the asset’s fair value less costs to sell, an impairment loss is recognized for the difference. Assets held for sale are separately presented on the balance sheet and are no longer depreciated.

Long-term investments

The Group’s long-term investments consist of cost method investment, equity method investment, and available-for-sale investment.

(a)	Cost method investment

For an investee company over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognizes income for any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investment for impairment whenever an event or circumstance indicates that an OTTI has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investment. An impairment charge is recorded if the carrying amount of an investment exceeds its fair value and such excess is determined to be other-than temporary. The Group did not record any impairment loss on its cost method investment during the years ended September 30, 2014, 2015 and 2016.

(b)	Equity method investment

For an investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest, the Group accounted for those using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group did not record impairment losses on its equity method investment during the years ended September 30, 2014, 2015 and 2016.

(c)	Available-for-sale securities investment

For investments in investees’ stocks which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investments for OTTI based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the carrying amount of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees. The Group did not record impairment losses on its available-for-sale investment during the years ended September 30, 2014, 2015 and 2016.

Revenue recognition

Revenues are recognized when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the service has been rendered, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured.

Online education services

The online education service provided by the Group to its customers is an integrated service, including audio-video course content, mock examinations and online chat rooms during the subscription period. Audio-video course content, mock examinations and online chat rooms are not practical to be sold on standalone basis and have never been sold separately.

The Group earns revenues by providing online education services to customers pursuant to two types of revenue models - non-refundable course model and refundable course model.

The on-line courses using the non-refundable course model are mainly comprised of regular classes and premium classes. The revenues for the regular classes are recognized on a straight line basis over the subscription period from the month in which the customers enroll in the courses to the month in which subscribed courses terminate. For premium classes, if participants fail to pass the course examination and certain pre-agreed conditions are met, the participants can be offered by certain course fee discount to retake the same premium course. As such, the discount is proportionately applied as a deduction to revenue recognized for each of the premium classes that participants take.

For on-line courses using the refundable course model (i.e. elite classes), if the participants complete the courses and fail the professional exams and their scores are within a range provided for in the agreement, they are entitled to either a full refund or the right to retake the course. The participants must notify the Group within a pre-agreed period after the professional examinations scores are released in order to be eligible for the refund or the right to retake the course. The proceeds from the refundable course model are initially recorded as “refundable fees”. Revenues are recognized upon the expiration of the participants’ right to receive a refund or ratably over the retake course period when the participants decide to retake the course before the expiration of such right.

Most of the course participants pay course fees via online payment systems provided by third parties including internet debit or credit card payment systems and other third-party payment systems. Some participants may choose to enroll for on-line courses through the use of prepaid study cards which are purchased from distributors. The Group sells to its regional distributors prepaid study cards at a discount to the face value of the cards. Revenues are recorded using the after-discount-selling-price of the cards and recognized over the period the on-line course is available to the customers, which generally is from the enrollment date to the completion of the relevant professional examination date. Sales of prepaid study cards that are not activated for course enrollment are recognized as revenues upon expiration of the cards. Prepaid study cards that have been activated but have not been used to enroll on-line courses do not have an expiry date and will be deferred until they are used to enroll in on-line courses. Participants who enroll with the Company directly are eligible to a refund within a 7-day trial period. Revenues from direct enrollment with the Company are recognized over the period from the lapse of the 7-day trial period to the completion of the relevant professional examination date.

The Group may, at times, offer volume discounts to its regional distributors for purchases over a specified amount of prepaid cards during a specified period of time, generally, one year. The amount of future rebates relating to these volume discounts cannot be reasonably estimated and accordingly a deferred revenue balance is recognized for the maximum potential amount of volume discount. If the number of purchases specified in the volume discount provisions is not reached upon the expiry of the volume discount period, the deferred revenue relating to such volume discount for each study card is recognized as revenue over the remaining period the on-line course is available to the user who enrolls using the study card or recognized as revenue immediately if the related on-line course has been completed or the study card has expired.

The Group provides student enrollment services and online platform to government agencies which use the Group’s online platform to conduct continuing education services. The Group earns service fees as a percentage of total tuition fees based on the agreements entered into with the government agencies. Service fees are initially recorded as deferred revenue and are recognized as revenue when course participants complete the stipulated study hours and take the examinations, or on a straight line basis over the subscription period based on the terms of the agreements.

The Group also operates an Online Open Learning Platform, a proprietary education platform that allows other parties to share their educational content or deliver live courses online. After passing the Group’s quality control reviews, experts and scholars of various fields can either record their own lectures and post them on the Open Learning Platform website, or deliver real-time audio-video courses. The group offers coaching services to these lecturers and deploys a user evaluation system to ensure that these courses meet its quality and effectiveness standards. The Group pays the experts and scholars certain percentage of the service fee they received from the end users. Revenues from Open Learning Platform are recognized on gross basis, as the Group is the primary obligor in the arrangement and bears the risks and rewards, including the quality control and the services delivered.

For the years ended September 30, 2014, 2015 and 2016, the Group recognized revenues before business tax and related surcharges in connection with expired study cards amounting to US$114, US$101, and US$167, respectively.

The on-line courses service is provided by Beijing Champion and its subsidiaries which are subject to approximately 6% value added tax and related surcharges on and after May 1, 2016, and subject to approximately 3% business tax and related surcharges before May 1, 2016. The Group records revenues net of these taxes in the consolidated statements of operations. Such business tax and related surcharges for the years ended September 30, 2014, 2015 and 2016 were US$2,699, US$2,996 and US$3,216 respectively.

Books and reference materials

The Group sells books and reference materials to distributors and end users. Revenues relating to such sales are deferred until cash is collected. Inventory costs of products delivered to distributors for which revenues have been deferred are presented as “deferred costs” on the consolidated balance sheets.

The Group also sells books and reference materials together with study cards which allow the customers to take a certain number of on-line courses for no additional charge. These sales are considered arrangements with two deliverables, consisting of the delivery of books and reference material and the on-line courses service. Because neither vendor-specific objective evidence nor third-party evidence of fair value of the deliverables exist, the Group allocates revenue to each deliverables based on their relative selling price.

Other revenues

Other revenues include sales of software, sales of offline professional training, courseware production services, platform production services, and others.

Revenues from sales of software, which are self-developed learning simulation packaged software, are recognized when the software are delivered and accepted by the customers. The Company has no significant remaining obligation with respect to the software, except for warranty related obligations, which the related costs are estimated upon the acceptance of the customers.

Revenues from offline professional training are recognized when the training courses are provided. For offline training sponsored by government authorities, the tuition fees of the training participants are subsidized by the government. Qualified enrollments and the fees to be earned cannot be determined until the confirmation from government authorities regarding the number of students and fees is received by the Company, which is after the completion of services. Therefore, revenues from such services are recognized upon cash receipt or the receipt of confirmations from government authorities, whichever is earlier, when all the other revenue recognition criteria have been met.

Revenues from sales of courseware, which are designed and developed pursuant to the requests from customers, are recognized when the courseware or platforms are accepted by the customers. The Company has no significant remaining obligation with respect to the courseware or platforms upon the acceptance of the customers.

From time to time, the Group enters into arrangement to provide the development and maintenance of online platforms to its customers. After the development of online platforms, the Group provides support and maintenance services. The development of online platform and the support and maintenance services have never been sold separately and they do not have standalone value to the customers. Accordingly, revenues from such arrangement is accounted as a single unit of accounting and recognized ratably over the support and maintenance services period.

Revenues from other services, including advertising and consulting services, are recognized over the period when such services are provided.

Value added taxes

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot value-added tax (“VAT”) reform program (“Pilot Program”), applicable to businesses in selected industries. Businesses in the Pilot Program are required to pay VAT instead of business tax.

As a result, since September 1, 2012, technical and consulting service, software licensing and course production services provided by Champion Technology and Champion Education Technology; and since July 1, 2014, course production services provided by Champion Wangge were no longer subject to business tax but were rather subject to VAT instead. Champion Technology is a VAT general taxpayer. Champion Education Technology was a VAT small-scale taxpayer but was treated as a general taxpayer since February 1, 2014. Champion Wangge was a VAT small-scale taxpayer but was treated as a general taxpayer since January 1, 2015. The applicable VAT rates are 6% and 3% for the entities that are general taxpayer and small-scale taxpayer, respectively.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets.

Pursuant to a circular jointly released by the Ministry of Finance and State Administration of Taxation on December 25, 2013, the Group is subject to a VAT exemption for the proceeds received from customers for sales related to books and reference materials until December 31, 2017. As a result, the Group registered a tax exemption application at the state tax bureau in February 2014 and started to enjoy such tax exemption for the relevant sales since March 2014. Prior to the filling of tax exemption application in February 2014, the Group was subject to VAT generally at a rate of 13% on the proceeds received for the sales of books and reference materials.

Since May 2016, in accordance with Cai Shui [2016] No. 68, the non-academic educational programs and services in short-term training schools are subject to a simple VAT collection method at a rate of 3%. However, entities which are subject to the tax rate of 3% are not allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Therefore, the Group are mainly subject to 6% VAT rate on the revenues earned from provision of education services, which are recognized net of all value-added tax and related surcharges.

Cost of sales

Cost of services and others are mainly composed of salaries and related expenses for tutors, course and content development, website maintenance and information technology technicians and other employees, fees paid to the course lecturers, depreciation and amortization expenses, server management and bandwidth leasing fees paid to third-party providers, rental and related expenses, and other miscellaneous expenses.

Cost of books and reference materials, including direct materials used for production of books, authorship fee and printing cost, are initially deferred and recorded as “deferred cost”. The deferred costs are recognized as cost of sales when the related revenue is recognized upon cash receipt.

Operating leases

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.

Advertising expenditure

Advertising expenditure is expensed when incurred and is included in “selling expenses” in the consolidated statements of operations. Advertising expenses were US$6,464, US$10,377 and US$11,356, for the years ended September 30, 2014, 2015 and 2016, respectively.

Shipping and handling costs

Shipping and handling costs of books and reference materials are classified as a component of “selling expenses” in the consolidated statements of operations. Shipping and handling costs classified as selling expenses were US$703, US$718 and US$763, for the years ended September 30, 2014, 2015 and 2016, respectively.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation with employees is measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to paid-in capital. The Group recognizes compensation expense over the vesting term on a straight-line basis with the amount of compensation expense recognized at any date not less than the portion of the grant-date value of the option vested at that date.

Share-based compensation with non-employee is measured based on the fair value of options at the earlier of the performance commitment date or the date at which the non-employee’s performance is complete (hereafter referred to as the measurement date). The Group recognizes compensation expense using the graded vesting attribution method.

Share-based compensation awards which require the issuance of a variable number of shares to settle a fixed monetary amount are accounted for as liabilities.

Net income per share

Basic net income per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Nonvested restricted shares are also participating securities as they enjoy identical dividend rights as ordinary shares. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share in income for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net income per share by application of the treasury stock method.

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of US$105,865 and US$50,021, which were denominated in RMB, at September 30, 2015 and 2016, respectively, representing 89.8% and 93.2% of the cash and cash equivalents at September 30, 2015 and 2016, respectively.

Concentration of credit risk

Financial instrument that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, term deposits, restricted cash, short-term investments, accounts receivable and prepayment and other current assets. As of September 30, 2016, substantially all of the Group’s cash and cash equivalents, restricted cash and short-term investments were deposited in financial institutions located in the PRC and Hong Kong. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended September 30, 2016.

Primarily due to the long payment cycles of government agencies, the Group had one customer that accounted for 13.1% and 4.3% of the Group’s carrying amount of accounts receivable as of September 30, 2015 and September 30, 2016 respectively.

Recently issued accounting pronouncements not yet adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued, Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606)”. The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. generally accepted accounting principles.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract(s) with a customer.

•	Step 2: Identify the performance obligations in the contract.

•	Step 3: Determine the transaction price.

•	Step 4: Allocate the transaction price to the performance obligations in the contract.

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810) — Amendments to the Consolidation Analysis”. The amendments in Topic 810 respond to stakeholders’ concerns about the current accounting for consolidation of variable interest entities, by changing aspects of the analysis that a reporting entity must perform to determine whether it should consolidate such entities.

Under the amendments, all reporting entities are within the scope of Subtopic 810-10, Consolidation – Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The amendments are intended to be an improvement to current U.S. GAAP, as they simplify the codification of FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R), with changes including reducing the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and placing more emphasis on risk of loss when determining a controlling financial interest. The amendments are effective for publicly-traded companies for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. Earlier adoption is permitted. The implementation of this update is not expected to have any material impact on the Group’s consolidated financial statements.

In September 2015, the FASB issued a new pronouncement ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. To simplify the accounting for adjustments made to provisional amounts recognized in a business combination, the amendments eliminate the requirement to retrospectively account for those adjustments. Under this ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The ASU also requires acquirers to present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The ASU must be applied prospectively to adjustments to provisional amounts that occur after the effective date. Early adoption is permitted for financial statements that have not been issued. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In November, 2015, the FASB issued a new pronouncement which changes how deferred taxes are classified on organizations’ balance sheets. The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. This ASU may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 which is intended to improve the recognition and measurement of financial instruments. The ASU affects public and private companies, not-for-profit organizations, and employee benefit plans that hold financial assets or owe financial liabilities.

The new guidance makes targeted improvements to existing U.S. GAAP by:

•	Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•	Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

•	Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

•	Eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;

•	Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet;

•	Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is in the process of evaluating the impact that this pronouncements on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board’s new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation – Stock Compensation (Topic 718). The new guidance simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. This new guidance will be effective for the Company for the first reporting period beginning after December 15, 2016, with earlier adoption permitted. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. All other provisions may be applied on a prospective or modified retrospective basis. For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application will be permitted. The Group is in the process of evaluating the impacts of the adoption of this ASU on its consolidated financial statements.

In April 2016, the FASB issued a new pronouncement ASU 2016-10, Revenue from Contracts with Customers (Topic 606). The core principle of the guidance in Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

1.	Identify the contract(s) with a customer.

2.	Identify the performance obligations in the contract.

3.	Determine the transaction price.

4.	Allocate the transaction price to the performance obligations in the contract.

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

The amendments in this update do not change the core principle of the guidance in Topic 606. Rather, the amendments clarify certain aspects related to identifying the performance obligation in the contract and the licensing implementation guidance while retaining the related principles. The Group is in the process of evaluating the impact of adoption of this ASU on its consolidated financial statements.

In May, 2016, the FASB issued a new pronouncement ASU 2016-12 which provides clarifying guidance in certain narrow areas and add some practical expedients of the new revenue standard, ASU 2014-09, including the following:

•	Collectability – ASU 2016-12 clarifies the objective of the entity’s collectability assessment and contains new guidance on when an entity would recognize as revenue consideration it receives if the entity concludes that collectability is not probable.

•	Presentation of sales tax and other similar taxes collected from customers – Entities are permitted to present revenue net of sales taxes collected on behalf of governmental authorities (i.e., to exclude from the transaction price sales taxes that meet certain criteria)

•	Noncash consideration – An entity’s calculation of the transaction price for contracts containing noncash consideration would include the fair value of the noncash consideration to be received as of the contract inception date. Further, subsequent changes in the fair value of noncash consideration after contract inception would be subject to the variable consideration constraint only if the fair value varies for reasons other than its form.

•	Contract modifications and completed contracts at transition – The ASU establishes a practical expedient for contract modifications at transition and defines completed contracts as those for which all (or substantially all) revenue was recognized under the applicable revenue guidance before the new revenue standard was initially applied.

•	Transition technical correction – Entities that elect to use the full retrospective transition method to adopt the new revenue standard would no longer be required to disclose the effect of the change in accounting principle on the period of adoption (as is currently required by ASC 250-10-50-1(b)(2)); however, entities would still be required to disclose the effects on preadoption periods that were retrospectively adjusted.

The effective date and transition of these amendments is the same as the effective date and transition of ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The Group is in the process of evaluating the impact of adoption of this pronouncements on its consolidated financial statements.

In August 2016, the FASB issued new pronouncements ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendments in this Update provide guidance on the following specific cash flow issues such as: (1) Contingent Consideration Payments Made after a Business Combination; (2) Distributions Received from Equity Method Investees. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.

In November, 2016, the FASB issued a new pronouncement, ASU 2016-18, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. Key requirements of the ASU are as follows:

•	An entity should include in its cash and cash-equivalent balances in the statement of cash flows those amounts that are deemed to be restricted cash and restricted cash equivalents. The ASU does not define the terms “restricted cash” and “restricted cash equivalents” but states that an entity should continue to provide appropriate disclosures about its accounting policies pertaining to restricted cash in accordance with other GAAP. The ASU also states that any change in accounting policy will need to be assessed under ASC 250.

•	A reconciliation between the statement of financial position and the statement of cash flows must be disclosed when the statement of financial position includes more than one line item for cash, cash equivalents, restricted cash, and restricted cash equivalents.

•	Changes in restricted cash and restricted cash equivalents that result from transfers between cash, cash equivalents, and restricted cash and restricted cash equivalents should not be presented as cash flow activities in the statement of cash flows.

•	An entity with a material balance of amounts generally described as restricted cash and restricted cash equivalents must disclose information about the nature of the restrictions.

For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Group is in the process of evaluating the impact of adoption of this pronouncements on its consolidated financial statements.